Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 5,675,008	$ 4,053,802
Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	4,809,820	1,911,876
Government securities [member] | Federal government treasury bonds in pesos adjustment by CER – Maturity: 07-22-2021 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,923,304	118,818
Government securities [member] | Bonds Par denominated in pesos – Maturity: 12-31-2038 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	170,419	56,388
Government securities [member] | National treasury bills coupon capitalized in pesos – Maturity: 02-26-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	165,621
Government securities [member] | Discount bonds denominated in pesos at 5.83% – Maturity: 12-31-2033 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	131,760	3,498
Government securities [member] | National treasury bills coupon capitalized in pesos – Maturity: 03-11-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	114,452
Government securities [member] | Consolidation bonds in pesos 6° Series at 2% – Maturity: 03-15-2024 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	71,286	74,448
Government securities [member] | National treasury bills capitalized in pesos – Maturity: 04-08-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	66,979
Government securities [member] | National treasury bills capitalized in pesos – Maturity: 05-13-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	58,512
Government securities [member] | Debt securities of Province of Buenos Aires in pesos – Private Badlar + 375 PBS -Maturity: 04-12-2025 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	30,674	126,801
Government securities [member] | Consolidation bonds in pesos 8° Serie – Maturity: 10-04-2022 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	27,612	260,994
Government securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	49,201	1,270,929
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	865,188	2,141,926
Private securities [member] | Debt Securities in Financial Trusts Consubond [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	354,317	581,054
Private securities [member] | Debt Securities in Financial Trusts Surcos [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	105,308
Private securities [member] | Debt Securities in Financial Trusts Agrocap [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	94,822	201,111
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 191 Class A – Maturity: 06-29-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	84,339
Private securities [member] | Debt Securities in Financial Trusts Secubono [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	68,271	121,838
Private securities [member] | Corporate Bonds Province of Buenos Aires Bank Class 009 -Maturity: 04-18-2021 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	50,129	45,360
Private securities [member] | Debt Securities in Financial Trusts Chubut Regalías Hidrocarburíferas – Maturity: 07-01-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	30,193	74,402
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 189A – Maturity: 03-30-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	22,198
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 191 CL.B – Maturity: 07-28-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	12,062
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 190 CL.A – Maturity: 04-28-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	11,169
Private securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 32,380	$ 1,118,161